Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of unvested restricted stock units

The following table summarizes the activity in our unvested RSUs for the six months ended June 30, 2026:

	Restricted	Weighted Average
	Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2025	-	$-
Granted	128,514	$24.03
Vested	(22,074)	$22.88
Forfeited	-	$-
Unvested at June 30, 2026	106,440	$24.27